Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (127.0%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.8%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$500,000	$586,145
zero %, 10/1/46	BBB	3,950,000	4,081,050
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,544,948
5.00%, 9/15/33	AA	275,000	337,448

			7,549,591
Alaska (1.8%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/44	A+/F	4,750,000	5,439,969
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, Class 1, 4.00%, 6/1/50	BBB+	800,000	949,944
Ser. B-1, Class 2, 4.00%, 6/1/50	BBB-	325,000	382,092
Ser. B-2, Class 2, zero %, 6/1/66	BB/P	4,000,000	906,244

			7,678,249
Arizona (3.6%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	588,411
(Somerset Academy of Las Vegas), 4.00%, 12/15/41	BB	500,000	557,894
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB	2,330,000	2,746,789
5.00%, 2/15/38	BBB	500,000	596,743
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	835,766
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.625%, 9/1/42	BB	315,000	325,565
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,856,264
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	145,000	148,270
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	278,675
5.00%, 7/1/35	BB	900,000	1,011,546
Ser. A, 5.00%, 7/1/35	BB	600,000	674,364
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,657,071
5.00%, 12/1/32	A3	570,000	764,016
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	A2	200,000	237,216
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	200,000	237,291
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,036,502
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	552,812

			15,105,195
Arkansas (0.9%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group)
5.00%, 12/1/47	A	600,000	754,223
4.00%, 12/1/44	A	610,000	714,519
4.00%, 12/1/39	A	585,000	692,324
4.00%, 12/1/37	A	805,000	956,946

			3,118,012
California (9.2%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	660,000	662,687
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	475,000	545,363
(Creekwood Apt.), Ser. A, 4.00%, 2/1/56	BB-/P	1,100,000	1,204,332
(Stoneridge Apt.), Ser. A, 4.00%, 2/1/56	BB/P	1,725,000	1,919,348
(Glendale Properties), Ser. A-2, 4.00%, 8/1/47	B+/P	1,100,000	1,220,519
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	2,460,000	2,756,805
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	1,716,847	2,046,995
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A, 5.00%, 11/15/56	B-/P	750,000	873,996
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	465,000	506,375
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	4,500,000	463,756
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	683,880
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,262,936
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,053,792
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	4,900,000	1,001,228
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	5,570,000	1,499,257
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47 (Prerefunded 10/1/22)	BB/P	1,345,000	1,435,915
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	489,344
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	1,500,000	1,636,790
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	1,000,000	1,115,501
(Union South Bay), Ser. A-2, 4.00%, 7/1/56	BB-/P	1,000,000	1,096,819
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,125,000	1,156,681
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	975,000	1,022,133
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	5,000,000	5,162,703
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	1,200,000	1,443,608
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36 (Prerefunded 5/15/22)	AAA/P	325,000	340,660
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/41	B+/P	450,000	491,792
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	363,994
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	700,000	796,225
San Francisco, City & Cnty. Dev. 144A Special Tax, (Dist. No. 2020-1 Mission Rock Fac. & Svcs.), Ser. A, 4.00%, 9/1/41	B+/P	500,000	579,356
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	581,702
zero %, 8/1/38	BBB/P	2,000,000	786,569
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	838,482
Tobacco Securitization Auth. of Northern CA Rev. Bonds, (Sacramento Cnty., Tobacco Securitization Corp.), Ser. B-2, zero %, 6/1/60	BB/P	2,250,000	569,071
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	377,689

			37,986,303
Colorado (3.3%)
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	850,000	919,468
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	500,000	547,262
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/61	Baa3	550,000	611,327
4.00%, 5/1/51	Baa3	350,000	392,520
4.00%, 5/1/41	Baa3	175,000	198,074
4.00%, 5/1/36	Baa3	150,000	171,586
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	817,595
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41 (Prerefunded 1/1/22)	BB/P	810,000	830,679
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43 (Prerefunded 6/1/23)	AAA/P	250,000	275,071
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,356,991
5.00%, 1/1/31	BB/P	500,000	546,281
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34 (Prerefunded 12/1/22)	BB/P	220,000	234,999
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	258,332
Parkdale, Cmnty. Auth. Rev. Bonds, (Metro. Dist. No. 1), Ser. A, 5.00%, 12/1/40	B/P	1,000,000	1,100,732
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,698,694
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	B+/P	875,000	965,034
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	579,104
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	1,000,000	1,092,707
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	450,000	505,232
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB-/P	600,000	654,052

			13,755,740
Connecticut (0.4%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,747,548

			1,747,548
Delaware (0.9%)
DE State Econ. Dev. Auth. Rev. Bonds
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	1,147,973
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	795,614
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	1,000,000	1,122,880
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	490,000	554,870

			3,621,337
District of Columbia (2.5%)
DC Rev. Bonds
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,546,665
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	1,000,000	1,078,147
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	1,500,000	1,823,188
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	861,649
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A
5.00%, 6/1/61	BB/P	400,000	472,240
5.00%, 6/1/51	BB/P	375,000	445,651
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,623,692
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	1,065,000	1,254,577
Ser. B, 4.00%, 10/1/44(T)	A-	1,060,000	1,258,452

			10,364,261
Florida (7.2%)
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	626,363
Cap. Trust Agcy. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	900,000	1,068,527
(Wonderful Foundation Charter School Holdings, LLC), 5.00%, 1/1/55	BB-/P	1,700,000	2,004,853
(Wonderful Foundation Charter School Holdings, LLC), 4.50%, 1/1/35	BB-/P	750,000	867,848
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	240,000	260,656
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A	500,000	526,089
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	380,000	414,361
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	700,000	812,924
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BBB-	365,000	424,223
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,534,442
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	750,000	860,194
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	885,000	975,692
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	1,093,204
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	460,000	496,876
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	250,000	266,121
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds, (Mount Sinai Med. Ctr.), 5.00%, 11/15/29 (Prerefunded 11/15/22)	Baa1	1,000,000	1,062,692
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,379,648
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	598,652
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	756,744
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	587,406
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	1,690,000	2,052,348
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BB+/F	1,000,000	1,092,593
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,724,094
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	528,644
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/41	BB+/F	500,000	562,392
4.00%, 12/15/36	BB+/F	355,000	403,857
Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,139,059
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	495,000	514,511
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	815,000	878,662
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	945,000	980,979
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	710,000	807,321
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	70,000	71,594
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/40	BB-/P	2,500,000	2,644,325

			30,017,894
Georgia (3.9%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	765,000	856,686
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	700,000	795,348
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.), Ser. C, 5.25%, 10/1/30	Baa1	750,000	789,827
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	1,450,000	1,484,642
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	1,480,000	1,789,032
5.00%, 1/1/36	BB-/P	850,000	1,052,528
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A3	3,345,000	4,204,999
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	2,000,000	2,336,253
4.00%, 1/1/59	A2	2,000,000	2,274,059
4.00%, 1/1/49	A2	500,000	571,018

			16,154,392
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	209,349

			209,349
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.125%, 11/15/32	A/F	400,000	420,589

			420,589
Idaho (0.7%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 4.00%, 3/1/38	A3	2,000,000	2,321,005

			2,321,005
Illinois (15.8%)
Chicago, G.O. Bonds, Ser. A
6.00%, 1/1/38	BBB+	2,560,000	3,209,771
5.50%, 1/1/49	BBB+	1,000,000	1,263,521
5.00%, 1/1/40	BBB+	2,000,000	2,480,166
5.00%, 1/1/30	BBB+	1,800,000	2,345,115
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	1,538,000	1,542,027
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	1,500,000	1,688,094
Ser. H, 5.00%, 12/1/36	BB	2,100,000	2,564,563
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	BBB-	500,000	527,999
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A	700,000	874,964
Chicago, Waste Wtr. Transmission Rev. Bonds, (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,501,502
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	1,000,000	1,211,490
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	A+	500,000	601,246
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	292,000	292,412
IL State G.O. Bonds
5.25%, 2/1/30	Baa2	1,000,000	1,117,339
5.00%, 11/1/41	Baa2	1,250,000	1,460,005
5.00%, 1/1/41	Baa2	700,000	801,516
5.00%, 2/1/39	Baa2	200,000	220,495
Ser. A, 5.00%, 5/1/38	Baa2	1,000,000	1,218,715
5.00%, 1/1/35	Baa2	500,000	576,982
5.00%, 1/1/33	Baa2	500,000	578,090
Ser. B, 5.00%, 10/1/31	Baa2	2,000,000	2,505,272
5.00%, 2/1/29	Baa2	2,075,000	2,509,551
5.00%, 1/1/29	Baa2	1,095,000	1,280,802
Ser. A, 5.00%, 12/1/28	Baa2	1,760,000	2,182,382
Ser. D, 5.00%, 11/1/28	Baa2	1,730,000	2,141,246
Ser. D, 5.00%, 11/1/27	Baa2	770,000	957,246
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	BB+/F	1,000,000	1,180,268
(Plymouth Place Oblig. Group), 5.00%, 5/15/56	BB+/F	815,000	959,778
(Plymouth Place Oblig. Group), 5.00%, 5/15/51	BB+/F	1,000,000	1,184,565
(Plymouth Place Oblig. Group), 5.00%, 5/15/41	BB+/F	400,000	481,965
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	700,000	841,532
(Presbyterian Homes Oblig. Group), 4.00%, 5/1/50	A-/F	1,500,000	1,735,569
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	567,619
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	580,532
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,411,848
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50	BBB+	3,000,000	3,752,983
4.00%, 12/15/47(WIS)	BBB+	1,000,000	1,152,392
Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	BBB+	1,500,000	1,352,974
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA	1,000,000	1,233,717
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/33	AA	625,000	803,157
5.00%, 4/1/31	AA	500,000	646,743
4.00%, 4/1/40	AA	610,000	716,653
4.00%, 4/1/39	AA	500,000	588,524
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,595,725
Ser. A, 5.00%, 1/1/36	AA-	1,600,000	2,062,117
Ser. A, 4.00%, 1/1/39	AA-	1,750,000	2,083,148
Ser. A, 4.00%, 1/1/38	AA-	1,750,000	2,087,948

			65,672,268
Indiana (0.1%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/29	A-	500,000	511,099

			511,099
Iowa (0.3%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	1,000,000	1,181,503

			1,181,503
Kansas (0.2%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	550,797
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	440,000	465,145

			1,015,942
Kentucky (2.9%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	1,031,218
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa2	1,100,000	1,215,592
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	149,655
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	913,918
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	4,635,000	5,213,619
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A	3,000,000	3,323,702

			11,847,704
Louisiana (1.6%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	1,500,000	1,863,634
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5
Pub. Fac. Auth. Rev. Bonds, (Tulane U.), Ser. A, 4.00%, 12/15/50	A2	750,000	857,702
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,500,000	3,683,555
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	421,345

			6,826,241
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	500,000	578,437

			578,437
Maryland (2.0%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	549,000	659,777
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,517,926
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	569,765
MD Econ. Dev. Corp. Student Hsg. Rev. Bonds, (Bowie State U.)
4.00%, 7/1/50	BBB-	200,000	229,821
4.00%, 7/1/40	BBB-	450,000	525,417
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington)
4.00%, 9/1/50	B+/P	750,000	867,562
4.00%, 9/1/40	B+/P	755,000	887,456
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,133,724
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	278,363
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,621,712

			8,291,523
Massachusetts (1.2%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB-/P	1,250,000	1,380,853
5.00%, 6/15/39	BB-/P	1,000,000	1,119,212
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	100,000	108,307
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	100,000	111,017
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	315,229	219,184
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	BB/F	1,000,000	1,121,995
5.00%, 11/15/38	BB/F	500,000	563,285
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	B/P	995,000	447,750

			5,071,603
Michigan (9.0%)
Detroit, G.O. Bonds, 5.00%, 4/1/37	Ba3	750,000	891,055
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	792,501
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	2,000,000	2,411,456
Kentwood, Economic Dev. Rev. Bonds, (Holland Home), 5.625%, 11/15/32 (Prerefunded 5/15/22)	BBB-/F	2,195,000	2,265,543
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Obligated Group)
5.00%, 11/15/41	BBB-/F	1,000,000	1,170,036
5.00%, 11/15/32	BBB-/F	1,250,000	1,481,309
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,397,432
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	1,000,000	1,103,208
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	466,735
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	600,000	679,211
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	2,125,000	2,503,186
(Tobacco Settlement), Ser. B-2, Class 2, zero %, 6/1/65	BBB/P	6,750,000	920,273
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group) Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47 (Prerefunded 12/1/22)(T)	Aa3	8,500,000	9,057,256
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,434,229
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/43	BBB-/F	500,000	583,366
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	3,576,471	4,280,388
4.00%, 5/1/50(T)	Aa1	4,023,529	4,809,156

			37,246,340
Minnesota (1.3%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	407,345
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	542,847
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,250,000	1,348,253
Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds, (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	509,640
5.25%, 9/1/27	B-/P	750,000	767,264
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A
U.S. Govt. Coll., 6.625%, 9/1/42 (Prerefunded 9/1/21)	BB+	250,000	251,276
6.375%, 9/1/31	BB+	250,000	251,025
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,126,432

			5,204,082
Mississippi (0.5%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	2,100,000	2,111,904

			2,111,904
Missouri (1.5%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group)
4.00%, 3/1/46	BBB-	750,000	868,897
4.00%, 3/1/41	BBB-	750,000	877,845
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	901,980
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	3,704,403

			6,353,125
Nebraska (1.2%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	4,500,000	4,978,011

			4,978,011
Nevada (1.9%)
Clark Cnty., G.O. Bonds, AMBAC, 3.00%, 11/1/35	Aa1	4,000,000	4,005,932
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/21	A	370,000	370,000
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	435,000	478,360
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	625,000	723,147
5.00%, 6/1/31	B+/P	355,000	386,174
5.00%, 6/1/30	B+/P	235,000	256,044
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	265,000	283,847
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	235,000	260,374
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB-/P	650,000	711,599
4.00%, 6/1/39	BB-/P	450,000	498,452

			7,973,929
New Hampshire (0.9%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,172,713
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	683,458
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	296,397
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,186,151
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42 (In default)(NON)	B-/P	750,000	555,000

			3,893,719
New Jersey (6.9%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,414,720
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	980,000	1,082,480
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	1,000,000	1,119,768
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,714,428
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,169,973
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	421,463
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,659,533
5.00%, 6/15/26	Baa2	500,000	516,178
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/39	Baa1	2,000,000	2,355,563
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,500,000	1,683,038
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa3	1,500,000	1,777,742
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,006,336
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	Baa1	1,800,000	2,256,204
Ser. AA, 5.00%, 6/15/37(WIS)	Baa1	400,000	507,316
Ser. AA, 5.00%, 6/15/36(WIS)	Baa1	475,000	605,193
Ser. A, 5.00%, 12/15/34	Baa1	2,600,000	3,280,922
Ser. A, 4.00%, 6/15/42(WIS)	BBB	1,000,000	1,148,964
North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	55,000	57,253

			28,777,074
New Mexico (1.1%)
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 4.00%, 8/1/48	AA	3,400,000	3,974,059
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	574,000

			4,548,059
New York (8.0%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	300,000	323,382
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/35	A3	3,000,000	3,518,692
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 4.00%, 5/1/39	AAA	2,000,000	2,438,845
Ser. B-1, 4.00%, 11/1/41(T)	Aa2	5,000,000	6,450,327
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	1,700,000	1,831,073
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, Group C, 5.00%, 3/15/42(T)	Aa2	10,845,000	13,298,472
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), Ser. R-1, 2.75%, 9/1/50	B	225,000	238,906
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	847,908
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,350,000	2,608,505
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	1,250,000	1,609,943

			33,166,053
North Carolina (1.6%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/36(WIS)	BB/P	2,320,000	2,551,103
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	570,476
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	2,053,001
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	1,055,699
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	544,707

			6,774,986
Ohio (2.7%)
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,810,703
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 5.625%, 8/15/29	Baa1	245,000	245,886
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,417,289
OH State Higher Edl. Fac. Comm. Rev. Bonds, (John Carroll U.), 4.00%, 10/1/45	A3	3,400,000	3,918,264
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	859,705
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	1,440,000	1,482,903
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	900,000	944,630
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB-/F	150,000	160,062
Toledo-Lucas Cnty., Port Auth. FRB, (CSX Transn, Inc.), 6.45%, 12/15/21	A3	500,000	511,176

			11,350,618
Oregon (0.7%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BB+/F	350,000	366,180
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	1,120,000	1,187,656
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/36	A3	500,000	615,775
5.00%, 11/1/34	A3	200,000	247,153
Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Manor Oblig. Group), Ser. A, 5.00%, 11/15/56	BB-/P	400,000	468,858

			2,885,622
Pennsylvania (3.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,490,012
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	863,855
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	378,070
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	1,050,533
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	554,251
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,500,000	1,760,564
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	500,000	547,983
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	650,000	704,734
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43 (Prerefunded 10/1/21)	AAA/P	500,000	504,952
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	804,811
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/44	A3	1,500,000	1,922,082
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	700,000	822,883
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	875,040

			12,279,770
Puerto Rico (1.3%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	4,700,000	5,492,091

			5,492,091
South Carolina (4.2%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	1,138,879
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/49	Ba1	1,000,000	1,164,426
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	500,000	589,095
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/46	BB/P	1,150,000	1,231,956
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	4,000,000	4,752,154
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,264,305
Ser. C, 5.00%, 12/1/46	A2	2,500,000	2,852,188
(Santee Cooper), Ser. D, 5.00%, 12/1/43 (Prerefunded 6/1/22)	A2	1,000,000	1,040,961
Ser. C, 5.00%, 12/1/39	A2	1,085,000	1,238,015
Ser. A, 5.00%, 12/1/36	A2	1,000,000	1,196,139

			17,468,118
Tennessee (0.7%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45	BBB-/F	1,750,000	1,905,840
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	1,000,000	1,138,169

			3,044,009
Texas (10.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,143,419
(Wayside Schools), Ser. A, 4.00%, 8/15/41	BB	610,000	675,444
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33 (Prerefunded 1/1/23)	A-	525,000	561,576
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	2,500,000	2,926,257
(Idea Pub. Schools), 5.00%, 8/15/32	A-	315,000	327,476
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	200,000	239,201
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	250,000	281,022
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	1,000,000	1,038,895
Houston, Arpt. Syst. Rev. Bonds, Ser. B-1, 5.00%, 7/15/35	B	2,500,000	2,787,692
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 3.375%, 10/1/37	BBB-	500,000	500,252
La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,111,725
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,538,563
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	527,755
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	1,150,000	1,347,568
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42 (Prerefunded 4/1/27)	AAA/P	1,830,000	2,274,044
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	559,119
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,136,032
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.), 5.00%, 6/15/48	BB-/P	500,000	512,987
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	Baa2	1,500,000	1,658,984
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	2,500,000	3,109,007
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds
5.00%, 12/15/32	A3	1,000,000	1,377,321
5.00%, 12/15/31	A3	1,000,000	1,357,012
5.00%, 12/15/30	A3	1,000,000	1,335,323
5.00%, 12/15/29	A3	1,000,000	1,311,372
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	1,250,000	1,414,502
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	700,000	364,054
TX State Transportation Commission G.O. Bonds, 5.00% 10/1/44 (Prerefunded 10/1/24)(T)	AAA	8,000,000	9,217,114
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	700,000	801,649

			41,435,365
Utah (1.2%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/39	BBB-/F	1,500,000	1,741,260
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	1,045,000	1,204,531
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,250,000	1,328,871
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	754,353

			5,029,015
Virginia (3.0%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,066,812
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	800,000	873,288
Front Royal & Warren Cnty., Indl. Dev. Auth. Rev. Bonds, (Valley Hlth. Oblig. Group), 4.00%, 1/1/50	A1	2,500,000	2,792,915
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	736,845
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	514,279
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	1,000,000	1,206,590
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	557,474
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB-	740,000	778,277
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,150,000	1,172,622
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/39	A/F	2,520,000	2,895,297

			12,594,399
Washington (2.9%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	904,820
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	701,663
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BB	800,000	857,048
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	790,000	791,802
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.16%, 1/1/42	A+	1,700,000	1,704,075
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	548,208
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	580,000	641,521
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,194,963	2,593,257
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,306,399
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/56	Ba2	1,130,000	1,286,112
5.00%, 7/1/50	Ba2	500,000	574,078

			11,908,983
Wisconsin (2.8%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,150,000	1,401,621
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	363,411
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,341,935
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	300,000	339,795
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	250,000	290,658
5.00%, 5/1/42	BBB+	1,090,000	1,273,272
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	1,750,000	2,061,135
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	890,699
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	250,000	259,763
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds
(Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,970,120
(Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	421,770
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	1,038,712

			11,652,891

Total municipal bonds and notes (cost $480,120,948)			$527,213,948

SHORT-TERM INVESTMENTS (5.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	22,670,282	$22,670,282
U.S. Treasury Cash Management Bills 0.043%, 10/19/21(SEGCCS)		$600,000	599,929
U.S. Treasury Cash Management Bills 0.028%, 10/5/21(SEG)(SEGCCS)		200,000	199,983

Total short-term investments (cost $23,470,216)			$23,470,194
TOTAL INVESTMENTS

Total investments (cost $503,591,164)			$550,684,142

FUTURES CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	225	$28,000,195	$28,000,195	Sep-21	$(144,631)

Unrealized appreciation					—

Unrealized (depreciation)					(144,631)

Total					$(144,631)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$4,000,000	$61,436	—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$61,436
4,000,000	57,436	—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	57,436
5,000,000	7,425	—	11/2/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	7,425
2,000,000	48,028	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(48,028)
2,000,000	48,028	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(48,028)

Upfront premium received		—	Unrealized appreciation			126,297

Upfront premium (paid)		—	Unrealized (depreciation)			(96,056)

	Total	$—			Total	$30,241

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$23,153,000	$726,541	$(234)	3/29/26	2.51% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(726,775)

Total			$(234)				$(726,775)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through July 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $415,127,581.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$10,850,879	$76,096,519	$64,277,116	$18,962	$22,670,282

	Total Short-term investments	$10,850,879	$76,096,519	$64,277,116	$18,962	$22,670,282
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $186,981.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $583,942.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security (Note 1).
	At the close of the reporting period, the fund maintained liquid assets totaling $69,883,686 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.02%, 0.09% and 0.12%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	27.2%
	Education	20.6
	Tax bonds	11.4
	Land	10.7
	State debt	10.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $52,128,928 were held by the TOB trust and served as collateral for $31,415,065 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $23,600 for these investments based on an average interest rate of 0.09%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$527,213,948	$—
Short-term investments	—	23,470,194	—

Totals by level	$—	$550,684,142	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(144,631)	$—	$—
Total return swap contracts	—	(696,300)	—

Totals by level	$(144,631)	$(696,300)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$20,800,000
Centrally cleared total return swap contracts (notional)	$13,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com